Net Defined Benefit Liabilities (Assets) - Summary of Amounts Recognized in the Consolidated Statements of Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 224,071	₩ 213,922	₩ 238,068
Net Interest cost	(8,826)	(17,462)	3,139
Changes due to settlements of plan & Past Service Cost	(13,059)	1	(701)
Transfer in(out)	19,191	(13,435)	(15,102)
Total expenses	₩ 221,377	₩ 183,026	₩ 225,404